Consolidated statement of changes in equity - CAD ($) $ in Millions		Total		Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2022	[1]							$ 28,823
Balance at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Oct. 31, 2022	[1]								$ (56)
Balance at beginning of period at Oct. 31, 2022	[1]			$ 4,923	$ 14,726	$ 115		28,767					$ 1,811	$ (662)	$ 832	$ 234	$ (5)	$ (616)	$ 201
Net income attributable to equity shareholders	[1]	$ 2,102						2,102
Net income attributable to non-controlling interests	[1]	20																	20
Net gains (losses) on equity securities designated at FVOCI	[1]																13
Net change in debt securities measured at FVOCI	[1]																	231
Net change in foreign currency translation adjustments	[1]												(114)
Net change in cash flow hedges	[1]	201												201
Net change in post-employment defined benefit plans	[1]	(163)													(163)
Net change attributable to changes in credit risk	[1]	(141)														(141)
Dividends and distributions	[1]									$ (139)	$ (1,546)								(4)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings	[1]							2									(2)
Issue of equity	[1]				663
Compensation expense arising from equity-settled share-based awards	[1]					5
Exercise of stock options and settlement of other equity-settled share-based awards	[1]					(3)
Treasury shares	[1]			2
Other	[1]					1	[2]												(2)
Balance at end of period at Apr. 30, 2023	[1]	51,452		4,925	15,389	118		29,186				$ 1,619	1,697	(461)	669	93	6	(385)	215
Balance at beginning of period (Previously stated [member]) at Jan. 31, 2023	[1]							28,348
Balance at beginning of period at Jan. 31, 2023	[1]			4,925	15,046	115		28,348					1,344	(459)	738	86	1	(494)	203
Net income attributable to equity shareholders	[1]	1,678						1,678
Net income attributable to non-controlling interests	[1]	11																	11
Net gains (losses) on equity securities designated at FVOCI	[1]																7
Net change in debt securities measured at FVOCI	[1]																	109
Net change in foreign currency translation adjustments	[1]												353
Net change in cash flow hedges	[1]	(2)												(2)
Net change in post-employment defined benefit plans	[1]	(69)													(69)
Net change attributable to changes in credit risk	[1]	7														7
Dividends and distributions	[1]									(67)	(775)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings	[1]							2									(2)
Issue of equity	[1]				341
Compensation expense arising from equity-settled share-based awards	[1]					3
Exercise of stock options and settlement of other equity-settled share-based awards	[1]					(1)
Treasury shares	[1]				2
Other	[1]					1	[2]												3
Balance at end of period at Apr. 30, 2023	[1]	51,452		4,925	15,389	118		29,186				1,619	1,697	(461)	669	93	6	(385)	215
Balance at beginning of period at Oct. 31, 2023		53,163	[1]	4,925	16,082	109		30,352					2,162	(1,026)	592	128	14	(407)	232
Net income attributable to equity shareholders		1,716
Net income attributable to non-controlling interests		12
Net change in cash flow hedges		755
Net change in post-employment defined benefit plans		(78)
Net change attributable to changes in credit risk		(199)
Balance at end of period at Jan. 31, 2024				4,925	16,447	108		31,162					1,521	(271)	514	(71)	13	(257)	235
Balance at beginning of period at Oct. 31, 2023		53,163	[1]	4,925	16,082	109		30,352					2,162	(1,026)	592	128	14	(407)	232
Net income attributable to equity shareholders		3,455						3,455
Net income attributable to non-controlling interests		22																	22
Net gains (losses) on equity securities designated at FVOCI																	(10)
Net change in debt securities measured at FVOCI																		150
Net change in foreign currency translation adjustments													(176)
Net change in cash flow hedges		289												289
Net change in post-employment defined benefit plans		(65)													(65)
Net change attributable to changes in credit risk		(256)														(256)
Dividends and distributions										(128)	(1,683)								(4)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings								1									(1)
Issue of equity				500	734
Compensation expense arising from equity-settled share-based awards						6
Exercise of stock options and settlement of other equity-settled share-based awards						(3)
Treasury shares				(2)	(3)
Redemption of preferred shares				(325)
Other						2	[2]	(7)											(3)
Balance at end of period at Apr. 30, 2024		55,656		5,098	16,813	114		31,990				1,394	1,986	(737)	527	(128)	3	(257)	247
Balance at beginning of period at Jan. 31, 2024				4,925	16,447	108		31,162					1,521	(271)	514	(71)	13	(257)	235
Net income attributable to equity shareholders		1,739						1,739
Net income attributable to non-controlling interests		10																	10
Net gains (losses) on equity securities designated at FVOCI																	(10)
Net change in foreign currency translation adjustments													465
Net change in cash flow hedges		(466)												(466)
Net change in post-employment defined benefit plans		13													13
Net change attributable to changes in credit risk		(57)														(57)
Dividends and distributions										$ (61)	$ (844)								(2)
Issue of equity				500	367
Compensation expense arising from equity-settled share-based awards						4
Exercise of stock options and settlement of other equity-settled share-based awards						(1)
Treasury shares				(2)	(1)
Redemption of preferred shares				(325)
Other						3	[2]	(6)											4
Balance at end of period at Apr. 30, 2024		$ 55,656		$ 5,098	$ 16,813	$ 114		$ 31,990				$ 1,394	$ 1,986	$ (737)	$ 527	$ (128)	$ 3	$ (257)	$ 247

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.